Cover	12 Months Ended
Jul. 31, 2025
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	BLACK TITAN CORPORATION
Entity Central Index Key	0002034400
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 8, Unit 8-02 The Bousteador, 10
Entity Address, Address Line Two	Jalan PJU 7/6, Mutiara Damansara
Entity Address, City or Town	Petaling Jaya
Entity Address, Country	MY
Entity Address, Postal Zip Code	47800
City Area Code	+603
Local Phone Number	7731 0023
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	+1 (212)
Local Phone Number	947 7200
Contact Personnel Name	Cogency Global Inc